Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments, All Other Investments [Abstract]
Financial Instruments

Note 11. Financial Instruments

Fair value estimates are generally subjective in nature and are dependent upon a number of significant assumptions associated with each instrument or group of similar instruments, including estimates of discount rates, risks associated with specific financial instruments, estimates of future cash flows and relevant available market information. Fair value information is intended to represent an estimate of an amount at which a financial instrument could be exchanged in a current transaction between a willing buyer and seller engaging in an exchange transaction. However, since there are no established trading markets for a significant portion of the Company’s financial instruments, the Company may not be able to immediately settle financial instruments; as such, the fair values are not necessarily indicative of the amounts that could be realized through immediate settlement. In addition, the majority of the financial instruments, such as loans and deposits, are held to maturity and are realized or paid according to the contractual agreement with the customer.

Quoted market prices are used to estimate fair values when available. However, due to the nature of the financial instruments, in many instances quoted market prices are not available. Accordingly, estimated fair values have been estimated based on other valuation techniques, such as discounting estimated future cash flows using a rate commensurate with the risks involved or other acceptable methods. Fair values are estimated without regard to any premium or discount that may result from concentrations of ownership of financial instruments, possible income tax ramifications or estimated transaction costs. The fair value estimates are subjective in nature and involve matters of significant judgment and, therefore, cannot be determined with precision. Fair values are also estimated at a specific point in time and are based on interest rates and other assumptions at that date. As events change the assumptions underlying these estimates, the fair values of financial instruments will change.

Disclosure of fair values is not required for certain items such as lease financing, investments accounted for under the equity method of accounting, obligations of pension and other postretirement benefits, premises and equipment, other real estate, prepaid expenses, the value of long-term relationships with depositors (core deposit intangibles) and other customer relationships, other intangible assets and income tax assets and liabilities. Fair value estimates are presented for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses have not been considered in the estimates. Accordingly, the aggregate fair value amounts presented do not purport to represent and should not be considered representative of the underlying market or franchise value of the Company.

Because the standard permits many alternative calculation techniques and because numerous assumptions have been used to estimate the fair values, reasonable comparison of the fair value information with other financial institutions’ fair value information cannot necessarily be made. The methods and assumptions used to estimate the fair values of financial instruments are as follows:

Cash and due from banks, interest-bearing deposits with banks, federal funds sold and federal funds purchased.

These items are generally short-term and the carrying amounts reported in the consolidated balance sheets are a reasonable estimation of the fair values.

Investment Securities.

Fair values are principally based on quoted market prices. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments or the use of discounted cash flow analyses.

Loans Held for Sale.

Fair values of mortgage loans held for sale are based on commitments on hand from investors or prevailing market prices. These loans are classified within level 3 of the fair value hierarchy.

Loans, Net.

Market values are computed present values using net present value formulas. The present value is the sum of the present value of all projected cash flows on an item at a specified discount rate. The discount rate is set as an appropriate rate index, plus or minus an appropriate spread. These loans are classified within level 3 of the fair value hierarchy.

Accrued Interest Receivable.

The carrying amount of accrued interest receivable approximates its fair value.

Deposits.

Market values are actually computed present values using net present value formulas. The present value is the sum of the present value of all projected cash flows on an item at a specified discount rate. The discount rate is set as an appropriate rate index, plus or minus an appropriate spread. Deposits are classified within level 3 of the fair value hierarchy.

Accrued interest payable.

The carrying amount of accrued interest payable approximates its fair value

Borrowings.

The carrying amount of federal funds purchased and other short-term borrowings approximate their fair values. The fair value of the Company’s long-term borrowings is computed using net present value formulas. The present value is the sum of the present value of all projected cash flows on an item at a specified discount rate. The discount rate is set as an appropriate rate index, plus or minus an appropriate spread. Borrowings are classified within level 3 of the fair value hierarchy.

Other Unrecognized Financial Instruments.

The fair value of commitments to extend credit is estimated using the fees charged to enter into similar legally binding agreements, taking into account the remaining terms of the agreements and customers’ credit ratings. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. Noninterest-bearing deposits are held at cost. The fair values of letters of credit are based on fees charged for similar agreements or on estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date. At September 30, 2014 and December 31, 2013 the fair value of guarantees under commercial and standby letters of credit was not material.

The estimated fair values and carrying values of the financial instruments at September 30, 2014 and December 31, 2013 are presented in the following table:

	September 30, 2014		December 31, 2013
(in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Cash and cash equivalents	$27,547	$27,547	$61,484	$61,484
Securities, available for sale	518,614	518,614	484,211	484,211
Securities, held to maturity	143,353	139,460	150,293	141,642
Federal Home Loan Bank stock	1,928	1,928	1,835	1,835
Loans, net	743,061	744,409	703,166	703,025
Accrued interest receivable	6,752	6,752	6,258	6,258

Liabilities:
Deposits	$1,320,393	$1,287,131	$1,303,099	$1,265,898
Borrowings	13,905	13,905	6,288	6,288
Accrued interest payable	2,144	2,144	2,364	2,364

There is no material difference between the contract amount and the estimated fair value of off-balance sheet items that are primarily comprised of short-term unfunded loan commitments that are generally at market prices.

Note 22. Financial Instruments

Fair value estimates are generally subjective in nature and are dependent upon a number of significant assumptions associated with each instrument or group of similar instruments, including estimates of discount rates, risks associated with specific financial instruments, estimates of future cash flows and relevant available market information. Fair value information is intended to represent an estimate of an amount at which a financial instrument could be exchanged in a current transaction between a willing buyer and seller engaging in an exchange transaction. However, since there are no established trading markets for a significant portion of the Company’s financial instruments, the Company may not be able to immediately settle financial instruments; as such, the fair values are not necessarily indicative of the amounts that could be realized through immediate settlement. In addition, the majority of the financial instruments, such as loans and deposits, are held to maturity and are realized or paid according to the contractual agreement with the customer.

Quoted market prices are used to estimate fair values when available. However, due to the nature of the financial instruments, in many instances quoted market prices are not available. Accordingly, estimated fair values have been estimated based on other valuation techniques, such as discounting estimated future cash flows using a rate commensurate with the risks involved or other acceptable methods. Fair values are estimated without regard to any premium or discount that may result from concentrations of ownership of financial instruments, possible income tax ramifications or estimated transaction costs. The fair value estimates are subjective in nature and involve matters of significant judgment and, therefore, cannot be determined with precision. Fair values are also estimated at a specific point in time and are based on interest rates and other assumptions at that date. As events change the assumptions underlying these estimates, the fair values of financial instruments will change.

Disclosure of fair values is not required for certain items such as lease financing, investments accounted for under the equity method of accounting, obligations of pension and other postretirement benefits, premises and equipment, other real estate, prepaid expenses, the value of long-term relationships with depositors (core deposit intangibles) and other customer relationships, other intangible assets and income tax assets and liabilities. Fair value estimates are presented for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses have not been considered in the estimates. Accordingly, the aggregate fair value amounts presented do not purport to represent and should not be considered representative of the underlying market or franchise value of the Company.

Because the standard permits many alternative calculation techniques and because numerous assumptions have been used to estimate the fair values, reasonable comparison of the fair value information with other financial institutions’ fair value information cannot necessarily be made. The methods and assumptions used to estimate the fair values of financial instruments are as follows:

Cash and due from banks, interest-bearing deposits with banks, federal funds sold and federal funds purchased.

These items are generally short-term and the carrying amounts reported in the consolidated balance sheets are a reasonable estimation of the fair values.

Investment Securities.

Fair values are principally based on quoted market prices. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments or the use of discounted cash flow analyses.

Loans Held for Sale.

Fair values of mortgage loans held for sale are based on commitments on hand from investors or prevailing market prices. These loans are classified within level 3 of the fair value hierarchy.

Loans, net.

Market values are computed present values using net present value formulas. The present value is the sum of the present value of all projected cash flows on an item at a specified discount rate. The discount rate is set as an appropriate rate index, plus or minus an appropriate spread. These loans are classified within level 3 of the fair value hierarchy.

Accrued interest receivable.

The carrying amount of accrued interest receivable approximates its fair value.

Deposits.

Market values are actually computed present values using net present value formulas. The present value is the sum of the present value of all projected cash flows on an item at a specified discount rate. The discount rate is set as an appropriate rate index, plus or minus an appropriate spread. Deposits are classified within level 3 of the fair value hierarchy.

Accrued interest payable.

The carrying amount of accrued interest payable approximates its fair value.

Borrowings.

The carrying amount of federal funds purchased and other short-term borrowings approximate their fair values. The fair value of the Company’s long-term borrowings is computed using net present value formulas. The present value is the sum of the present value of all projected cash flows on an item at a specified discount rate. The discount rate is set as an appropriate rate index, plus or minus an appropriate spread. Borrowings are classified within level 3 of the fair value hierarchy.

Other Unrecognized Financial Instruments.

The fair value of commitments to extend credit is estimated using the fees charged to enter into similar legally binding agreements, taking into account the remaining terms of the agreements and customers’ credit ratings. For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates. Noninterest-bearing deposits are held at cost. The fair values of letters of credit are based on fees charged for similar agreements or on estimated cost to terminate them or otherwise settle the obligations with the counterparties at the reporting date. At December 31, 2013 and 2012 the fair value of guarantees under commercial and standby letters of credit was not material.

The estimated fair values and carrying values of the financial instruments at December 31, 2013 and 2012 are presented in the following table:

	December 31,
	2013		2012
(in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Assets:
Cash and cash equivalents	$61,484	$61,484	$86,233	$86,233
Securities, available for sale	484,211	484,211	600,300	600,300
Securities, held to maturity	150,293	141,642	58,943	58,939
Federal Home Loan Bank stock	1,835	1,835	1,275	1,275
Loans, net	703,166	703,025	629,500	634,042
Accrued interest receivable	6,258	6,258	6,711	6,711

Liabilities:
Deposits	$1,303,099	$1,265,898	$1,252,612	$1,235,526
Borrowings	6,288	6,288	15,846	15,846
Accrued interest payable	2,364	2,364	2,840	2,840

There is no material difference between the contract amount and the estimated fair value of off-balance sheet items that are primarily comprised of short-term unfunded loan commitments that are generally at market prices.